OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets

All figures in USD '000	2013	2012
Investment in joint venture	-	271
Fixture, Furniture and Equipment	1,129	-
Warrants	915
Deferred Finance Costs	3,460	4,938
Long term deposit	5,000	-
Total as of December 31,	10,504	5,209